Results for the Year - AbbVie Collaboration Agreement (Details) kr in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Jun. 10, 2020 DKK (kr) item	Jun. 10, 2020 USD ($) item	Jul. 31, 2020 USD ($)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue				kr 8,482	kr 10,111	kr 5,366
License fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue					4,588
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment | $		$ 750	$ 750
Revenue				245	4,398
Number of performance obligations | item	4	4
Contract transaction price	kr 4,911	$ 750
Number of delivery license programs | item	3	3
Revenue from performance obligations satisfied or partially satisfied in previous periods				kr 0	kr 0
Performance obligation Revenue recognition period	7 years	7 years		7 years
AbbVie | Performance obligations satisfied at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract transaction price	kr 4,398	$ 672
AbbVie | Performance obligations satisfied over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract transaction price	kr 513	$ 78